Inventories - Summary of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Work in progress	$ 928	$ 1,024
Raw materials and supplies	559	315
Total	$ 1,487	$ 1,339